Schwab Capital Trust
Schwab International Opportunities Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 95.1% OF NET ASSETS

Australia 4.2%
AGL Energy Ltd.	16,439	116,935
ALS Ltd.	242,159	2,441,382
Ampol Ltd.	5,238	93,990
Aristocrat Leisure Ltd.	17,375	807,930
Atlas Arteria Ltd.	19,666	61,406
Aurizon Holdings Ltd.	31,867	64,493
Beach Energy Ltd.	43,343	40,636
BHP Group Ltd.	144,835	3,557,102
BlueScope Steel Ltd.	11,695	152,717
Brambles Ltd.	130,627	1,596,326
CAR Group Ltd.	81,073	2,020,290
Cleanaway Waste Management Ltd.	39,672	67,930
Cochlear Ltd.	1,933	380,456
Coles Group Ltd.	23,982	289,078
Computershare Ltd.	37,323	811,329
CSL Ltd.	9,744	1,682,231
Deterra Royalties Ltd.	13,829	34,583
Domino's Pizza Enterprises Ltd.	1,190	22,014
Downer EDI Ltd.	13,233	46,574
Endeavour Group Ltd.	29,757	77,621
Evolution Mining Ltd.	40,033	139,118
Flight Centre Travel Group Ltd.	4,541	50,057
Fortescue Ltd.	46,957	549,931
Harvey Norman Holdings Ltd.	10,475	33,527
IDP Education Ltd.	5,650	46,291
IGO Ltd.	17,129	51,506
Iluka Resources Ltd.	8,289	22,392
Incitec Pivot Ltd.	32,434	59,913
Insurance Australia Group Ltd.	96,427	546,862
JB Hi-Fi Ltd.	2,896	180,685
Lottery Corp. Ltd.	48,626	151,170
Magellan Financial Group Ltd.	9,694	62,451
Medibank Pvt Ltd.	188,384	464,501
New Hope Corp. Ltd.	14,746	43,963
NEXTDC Ltd. *	173,220	1,575,258
Northern Star Resources Ltd.	432,719	4,579,777
Orica Ltd.	8,476	91,880
Origin Energy Ltd.	30,234	194,990
Paladin Energy Ltd. *	370,656	2,012,325
Pro Medicus Ltd.	8,223	1,407,250
Qantas Airways Ltd. *	16,986	98,432
QBE Insurance Group Ltd.	61,029	787,747
Qube Holdings Ltd.	30,530	78,350
Ramsay Health Care Ltd.	3,284	68,221
REA Group Ltd.	1,583	242,798
Reece Ltd.	4,685	68,635
Rio Tinto Ltd.	10,611	764,214
Santos Ltd.	669,156	2,897,415
SEEK Ltd.	5,580	78,453
SGH Ltd.	75,472	2,226,663
Sonic Healthcare Ltd.	7,914	139,031
South32 Ltd.	75,951	155,954
Star Entertainment Group Ltd. *	30,008	2,196
Steadfast Group Ltd.	52,861	189,899
Telix Pharmaceuticals Ltd. *	161,307	2,897,510
Telstra Group Ltd.	74,910	182,885
Transurban Group	52,699	434,086
SECURITY	NUMBER OF SHARES	VALUE ($)
Vicinity Ltd.	73,034	98,981
Washington H Soul Pattinson & Co. Ltd.	4,709	99,358
Wesfarmers Ltd.	25,455	1,199,042
WiseTech Global Ltd.	3,940	298,269
Woodside Energy Group Ltd.	45,765	697,494
Woolworths Group Ltd.	26,448	497,262
Worley Ltd.	10,815	96,098
Yancoal Australia Ltd.	7,240	28,860
Zip Co. Ltd. *	1,481,094	2,199,010
		43,155,733

Austria 0.1%
ANDRITZ AG	1,581	89,517
Kontron AG	45,288	921,257
Verbund AG	1,999	153,666
		1,164,440

Belgium 0.3%
Anheuser-Busch InBev SA	32,400	1,596,555
D'ieteren Group	497	83,365
Groupe Bruxelles Lambert NV	3,059	212,356
Liberty Global Ltd., Class A *	69,412	798,932
Lotus Bakeries NV	8	85,335
		2,776,543

Brazil 0.9%
Direcional Engenharia SA	131,900	649,563
Embraer SA, ADR *	101,860	4,173,204
Itau Unibanco Holding SA, ADR	236,261	1,370,314
JBS SA	235,717	1,429,456
NU Holdings Ltd., Class A *	100,840	1,335,122
		8,957,659

Canada 6.4%
Aecon Group, Inc.	78,071	1,287,082
Agnico Eagle Mines Ltd.	7,418	689,458
Alamos Gold, Inc., Class A	132,310	2,766,643
Aritzia, Inc. *	45,684	2,197,208
AtkinsRealis Group, Inc.	71,583	3,586,661
BCE, Inc.	6,446	153,505
Brookfield Asset Management Ltd., Class A	27,356	1,637,200
Cameco Corp.	44,640	2,207,002
Canadian National Railway Co.	14,915	1,558,052
Canadian Natural Resources Ltd.	47,156	1,432,509
Canadian Pacific Kansas City Ltd.	18,508	1,470,860
Capstone Copper Corp. *	320,637	1,795,841
Cargojet, Inc.	14,842	1,216,077
Celestica, Inc. *(a)	12,017	1,483,614
Celestica, Inc. *(a)	4,160	513,635
CGI, Inc.	4,170	491,586
Chartwell Retirement Residences	194,766	2,150,889
Constellation Software, Inc.	354	1,157,718
Descartes Systems Group, Inc. *	22,272	2,578,057
Dollarama, Inc.	7,143	675,940
Element Fleet Management Corp.	87,982	1,728,342
Energy Fuels, Inc. *	163,179	866,481
Fairfax Financial Holdings Ltd.	921	1,239,698

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
FirstService Corp.	11,727	2,132,790
Fortis, Inc.	8,005	340,943
Franco-Nevada Corp.	4,019	546,347
George Weston Ltd.	943	145,763
Hammond Power Solutions, Inc.	18,472	1,327,681
Hudbay Minerals, Inc.	199,178	1,641,829
Hydro One Ltd.	4,960	154,327
Imperial Oil Ltd.	2,718	180,789
Kinaxis, Inc. *	13,038	1,501,117
Loblaw Cos. Ltd.	2,903	363,497
Lundin Gold, Inc.	101,297	2,509,163
Magna International, Inc.	5,699	225,944
Metro, Inc.	4,617	288,485
Open Text Corp.	87,551	2,575,898
Pan American Silver Corp.	82,424	1,913,061
Shopify, Inc., Class A *(a)	24,403	2,847,898
Shopify, Inc., Class A *(a)	31,489	3,677,915
Suncor Energy, Inc.	19,120	717,386
TELUS Corp.	8,951	129,829
Thomson Reuters Corp.	9,115	1,531,741
Tourmaline Oil Corp.	6,644	302,679
TransAlta Corp.	164,501	1,891,363
Vermilion Energy, Inc.	71,336	657,718
Waste Connections, Inc.	5,536	1,017,228
Wheaton Precious Metals Corp.	8,918	556,428
Whitecap Resources, Inc.	426,616	2,809,175
		66,871,052

China 2.1%
AAC Technologies Holdings, Inc.	287,500	1,497,997
Alibaba Group Holding Ltd.	290,640	3,565,130
Bosideng International Holdings Ltd.	4,272,000	2,067,918
Budweiser Brewing Co. APAC Ltd.	48,600	44,494
BYD Co. Ltd., H Shares	37,500	1,317,763
Chow Tai Fook Jewellery Group Ltd.	39,600	35,739
GDS Holdings Ltd., ADR *	101,965	2,213,660
HUTCHMED China Ltd. *	12,500	33,632
Meituan, B Shares *	191,790	3,650,253
PDD Holdings, Inc., ADR *	19,360	2,166,578
Shenzhou International Group Holdings Ltd.	15,400	116,021
SITC International Holdings Co. Ltd.	33,000	78,480
Tencent Holdings Ltd.	52,000	2,735,989
Tongcheng Travel Holdings Ltd.	1,035,200	2,609,586
Xinyi Glass Holdings Ltd.	50,839	47,056
		22,180,296

Denmark 2.0%
Ambu AS, Class B	84,405	1,571,126
AP Moller - Maersk AS, Class A	61	88,276
AP Moller - Maersk AS, Class B	57	84,182
Carlsberg AS, Class B	2,540	266,042
Demant AS *	2,055	82,506
DSV AS	16,535	3,294,007
Genmab AS *	2,067	406,283
H Lundbeck AS	7,857	48,147
Novo Nordisk AS, Class B	152,027	12,834,819
Novonesis (Novozymes) B, Class B	9,491	544,148
Pandora AS	2,470	472,556
Rockwool AS, B Shares	236	83,571
Royal Unibrew AS	3,346	231,297
Zealand Pharma AS *	10,527	1,069,715
		21,076,675

Finland 0.6%
Elisa OYJ	3,801	163,799
Kemira OYJ	33,781	745,745
SECURITY	NUMBER OF SHARES	VALUE ($)
Kesko OYJ, B Shares	5,087	97,576
Kone OYJ, B Shares	10,373	536,916
Nokia OYJ	94,852	447,270
Orion OYJ, B Shares	2,286	124,124
UPM-Kymmene OYJ	125,121	3,689,805
Wartsila OYJ Abp	14,276	269,676
		6,074,911

France 8.8%
Accor SA	56,511	2,905,214
Air Liquide SA	9,721	1,698,082
AXA SA	90,607	3,437,372
BioMerieux	1,127	136,784
BNP Paribas SA	120,803	8,252,013
Bouygues SA	4,079	129,657
Bureau Veritas SA	5,440	170,009
Capgemini SE	19,370	3,519,845
Carrefour SA	8,869	126,360
Cie de Saint-Gobain SA	41,039	3,848,366
Cie Generale des Etablissements Michelin SCA	17,028	592,183
Danone SA	30,283	2,121,171
Dassault Systemes SE	12,097	472,289
Edenred SE	163,144	5,628,504
Eiffage SA	28,764	2,569,686
Engie SA	35,605	587,763
EssilorLuxottica SA	6,429	1,764,495
Eurazeo SE	3,684	304,126
Hermes International SCA	2,473	6,955,706
Ipsen SA	778	96,037
Kering SA	34,905	9,137,720
La Francaise des Jeux SACA	2,731	103,772
Legrand SA	5,655	576,543
L'Oreal SA	9,437	3,501,431
LVMH Moet Hennessy Louis Vuitton SE	5,498	4,021,261
Orange SA	29,852	321,043
Pernod Ricard SA	23,200	2,649,655
Publicis Groupe SA	9,270	985,882
Safran SA	8,688	2,153,723
Sanofi SA	69,965	7,603,939
Schneider Electric SE	11,248	2,852,770
SEB SA	405	38,532
Societe Generale SA	81,938	2,652,336
Sodexo SA	14,024	1,035,853
TotalEnergies SE	75,682	4,384,421
Veolia Environnement SA	10,987	313,502
Vinci SA	9,292	1,005,514
VusionGroup	8,086	1,384,653
Worldline SA *	217,500	1,924,734
		91,962,946

Germany 8.2%
adidas AG	11,836	3,120,678
Allianz SE	12,000	3,912,797
Auto1 Group SE *	104,084	2,011,598
Bayer AG	320,405	7,169,584
Bayerische Motoren Werke AG	66,800	5,424,801
Bechtle AG	1,319	44,271
Beiersdorf AG	2,957	395,570
BioNTech SE, ADR *	10,286	1,273,098
Brenntag SE	67,994	4,278,180
Carl Zeiss Meditec AG, Bearer Shares	1,096	66,767
Continental AG	92,566	6,578,955
CTS Eventim AG & Co. KGaA	14,699	1,433,319
Daimler Truck Holding AG	98,331	4,330,245
Delivery Hero SE *	88,198	2,279,400
Deutsche Telekom AG	65,748	2,205,777

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Duerr AG	34,083	839,496
DWS Group GmbH & Co. KGaA	1,358	67,020
Fielmann Group AG	464	21,073
Fresenius Medical Care AG	144,456	7,175,822
Fresenius SE & Co. KGaA *	124,738	4,773,164
FUCHS SE	1,104	37,654
GEA Group AG	5,098	269,058
Heidelberg Materials AG	2,637	371,068
Henkel AG & Co. KGaA	21,300	1,645,367
HOCHTIEF AG	408	59,051
Infineon Technologies AG	27,458	902,778
KION Group AG	39,742	1,475,789
Knorr-Bremse AG	1,425	112,631
Mercedes-Benz Group AG	74,594	4,538,309
Merck KGaA	2,617	395,043
Nemetschek SE	1,532	183,045
Puma SE	1,955	61,348
Rational AG	153	135,960
SAP SE	22,412	6,176,167
Scout24 SE	23,362	2,271,765
Siemens AG	27,372	5,867,902
Siemens Healthineers AG	4,912	278,786
TAG Immobilien AG *	57,241	850,685
TeamViewer SE *	75,442	893,436
thyssenkrupp AG	239,500	1,186,863
Wacker Chemie AG	324	22,204
Zalando SE *	4,037	150,451
		85,286,975

Greece 0.6%
Jumbo SA	89,935	2,429,615
National Bank of Greece SA	436,314	3,780,913
		6,210,528

Guernsey 0.2%
Burford Capital Ltd.	168,352	2,363,662

Hong Kong 0.5%
Cathay Pacific Airways Ltd.	26,000	35,104
CK Asset Holdings Ltd.	31,500	131,620
CK Infrastructure Holdings Ltd.	8,000	54,479
CLP Holdings Ltd.	28,500	236,965
CTF Services Ltd.	24,000	22,611
Galaxy Entertainment Group Ltd.	57,000	248,039
Hong Kong & China Gas Co. Ltd.	156,000	119,775
Hong Kong Exchanges & Clearing Ltd.	42,900	1,679,091
Man Wah Holdings Ltd.	30,400	18,430
MMG Ltd. *	52,000	17,125
MTR Corp. Ltd.	20,500	64,266
Power Assets Holdings Ltd.	36,000	232,908
Sino Land Co. Ltd.	53,069	50,895
Sun Hung Kai Properties Ltd.	20,000	178,787
Swire Pacific Ltd., A Shares	7,000	60,793
Swire Pacific Ltd., B Shares	10,000	14,041
Techtronic Industries Co. Ltd.	32,500	437,095
VTech Holdings Ltd.	4,500	29,670
WH Group Ltd.	2,279,650	1,778,343
Yue Yuen Industrial Holdings Ltd.	16,000	34,099
		5,444,136

India 1.8%
Afcons Infrastructure Ltd. *	316,248	1,724,798
Amber Enterprises India Ltd. *	23,289	1,740,215
Anant Raj Ltd.	182,466	1,252,176
Axis Bank Ltd.	150,732	1,707,877
SECURITY	NUMBER OF SHARES	VALUE ($)
Coforge Ltd.	11,034	1,046,448
Kalyan Jewellers India Ltd.	179,314	1,036,052
Kaynes Technology India Ltd. *	17,320	954,111
KEI Industries Ltd.	48,200	2,230,029
Max Financial Services Ltd. *	54,579	700,908
Max Healthcare Institute Ltd.	205,271	2,506,014
Prestige Estates Projects Ltd.	39,332	614,821
Rainbow Children's Medicare Ltd.	112,575	1,849,848
Supreme Industries Ltd.	33,511	1,529,370
		18,892,667

Indonesia 0.2%
Bank Mandiri Persero Tbk. PT	4,649,400	1,708,293

Ireland 1.5%
AIB Group PLC	319,359	1,877,894
CRH PLC	15,449	1,528,563
DCC PLC	41,811	2,882,955
Flutter Entertainment PLC *	10,220	2,740,706
Glanbia PLC	4,487	65,558
James Hardie Industries PLC *	11,904	400,106
Jazz Pharmaceuticals PLC *	18,962	2,358,304
Kerry Group PLC, Class A	2,818	289,385
Kingspan Group PLC	3,057	212,069
Ryanair Holdings PLC, ADR	61,502	2,871,529
		15,227,069

Israel 1.4%
Amot Investments Ltd.	4,605	26,925
Azrieli Group Ltd.	942	78,050
Bezeq The Israeli Telecommunication Corp. Ltd.	53,214	84,462
Big Shopping Centers Ltd. *	270	42,177
Cellebrite DI Ltd. *	65,782	1,581,399
Check Point Software Technologies Ltd. *	20,814	4,537,868
CyberArk Software Ltd. *	7,044	2,613,183
Delek Group Ltd.	224	32,717
Elbit Systems Ltd.	594	179,284
Energix-Renewable Energies Ltd.	6,716	21,882
Enlight Renewable Energy Ltd. *	2,278	36,814
Fattal Holdings 1998 Ltd. *	161	22,488
ICL Group Ltd.	19,300	114,751
Israel Corp. Ltd.	100	29,330
Melisron Ltd.	643	60,830
Nice Ltd. *	1,936	323,609
Nova Ltd. *	8,436	2,068,339
Shapir Engineering & Industry Ltd. *	2,103	15,609
Strauss Group Ltd.	1,419	28,684
Teva Pharmaceutical Industries Ltd. *	27,203	478,865
Tower Semiconductor Ltd. *(a)	2,156	101,077
Tower Semiconductor Ltd. *(a)	41,153	2,011,970
		14,490,313

Italy 0.7%
Amplifon SpA	2,458	65,687
Brunello Cucinelli SpA	760	97,709
Buzzi SpA	54,877	2,248,003
DiaSorin SpA	398	42,629
Infrastrutture Wireless Italiane SpA	6,362	66,143
Interpump Group SpA	1,468	69,256
Intesa Sanpaolo SpA	843,600	3,651,380
Moncler SpA	6,982	441,980
PRADA SpA	10,700	85,788
Prysmian SpA	4,706	327,345

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Recordati Industria Chimica e Farmaceutica SpA	1,986	120,678
Reply SpA	619	102,033
		7,318,631

Japan 14.5%
ABC-Mart, Inc.	2,400	50,092
Aica Kogyo Co. Ltd.	1,500	31,299
Aisin Corp.	7,800	88,230
Alfresa Holdings Corp.	3,300	45,174
Alps Alpine Co. Ltd.	3,200	31,999
Amada Co. Ltd.	9,700	100,157
Amano Corp.	52,700	1,378,507
As One Corp.	1,400	22,886
Asahi Group Holdings Ltd.	33,100	358,517
Asahi Intecc Co. Ltd.	3,900	65,390
Asics Corp.	183,400	4,088,009
Azbil Corp.	15,500	116,757
Bandai Namco Holdings, Inc.	17,300	429,110
BayCurrent, Inc.	84,600	3,607,507
BIPROGY, Inc.	1,600	49,438
Bridgestone Corp.	12,700	455,560
Brother Industries Ltd.	4,900	86,338
Calbee, Inc.	1,400	26,697
Canon Marketing Japan, Inc.	1,000	32,841
Canon, Inc.	19,600	631,687
Capcom Co. Ltd.	11,000	251,154
Casio Computer Co. Ltd.	3,600	29,930
Chugai Pharmaceutical Co. Ltd.	18,500	797,628
Chugoku Electric Power Co., Inc.	5,600	31,191
COMSYS Holdings Corp.	3,500	72,727
Cosmos Pharmaceutical Corp.	1,000	46,802
CyberAgent, Inc.	152,300	1,133,916
Dai Nippon Printing Co. Ltd.	8,600	127,103
Daifuku Co. Ltd.	6,426	131,889
Daiichi Sankyo Co. Ltd.	41,000	1,143,097
Daikin Industries Ltd.	5,000	587,306
Daito Trust Construction Co. Ltd.	1,800	192,875
Denso Corp.	34,200	473,276
Dentsu Soken, Inc.	700	27,684
Dexerials Corp.	4,200	54,732
Disco Corp.	2,400	694,616
DMG Mori Co. Ltd.	2,000	32,260
Dowa Holdings Co. Ltd.	1,300	38,715
Ebara Corp.	11,400	187,782
EXEO Group, Inc.	3,300	36,031
Ezaki Glico Co. Ltd.	1,200	36,180
FANUC Corp.	27,800	828,213
Fast Retailing Co. Ltd.	2,900	955,136
FP Corp.	900	17,540
Fuji Electric Co. Ltd.	2,700	128,641
Fuji Soft, Inc.	600	38,164
Fujikura Ltd.	5,000	201,241
Fujitsu General Ltd.	1,400	24,840
Fujitsu Ltd.	131,700	2,547,046
Furukawa Electric Co. Ltd.	35,400	1,618,709
GENDA, Inc. *	138,500	2,564,447
GMO Payment Gateway, Inc.	800	42,173
Goldwin, Inc.	1,000	52,747
Hamamatsu Photonics KK	5,500	67,878
Harmonic Drive Systems, Inc.	1,300	37,345
Hirose Electric Co. Ltd.	700	83,674
Hisamitsu Pharmaceutical Co., Inc.	1,100	31,538
Hitachi Ltd.	182,490	4,587,875
Hoshizaki Corp.	3,800	140,642
House Foods Group, Inc.	1,900	34,586
Hoya Corp.	9,400	1,262,287
Inpex Corp.	20,100	239,874
SECURITY	NUMBER OF SHARES	VALUE ($)
Internet Initiative Japan, Inc.	3,400	63,498
Isuzu Motors Ltd.	12,700	170,744
ITOCHU Corp.	81,720	3,762,720
Japan Airlines Co. Ltd.	2,700	44,301
Japan Airport Terminal Co. Ltd.	1,600	51,965
Japan Elevator Service Holdings Co. Ltd.	82,600	1,598,805
Japan Steel Works Ltd.	1,500	53,053
Jeol Ltd.	1,100	40,541
JGC Holdings Corp.	4,900	41,141
JTEKT Corp.	3,300	25,941
Justsystems Corp.	22,565	487,851
Kakaku.com, Inc.	129,700	2,031,171
Kamigumi Co. Ltd.	2,800	61,002
Kandenko Co. Ltd.	2,200	35,211
Kansai Electric Power Co., Inc.	16,500	182,041
Kansai Paint Co. Ltd.	4,300	58,275
Kao Corp.	8,800	348,940
Kawasaki Kisen Kaisha Ltd.	10,500	132,875
KDDI Corp.	40,300	1,342,634
Keikyu Corp.	4,700	41,203
Keisei Electric Railway Co. Ltd.	9,000	85,834
Kewpie Corp.	2,100	40,808
Keyence Corp.	6,000	2,584,252
Kikkoman Corp.	17,100	178,973
Kinden Corp.	150,527	3,079,186
Kobayashi Pharmaceutical Co. Ltd.	1,300	48,463
Kobe Bussan Co. Ltd.	3,800	86,353
Kobe Steel Ltd.	5,500	58,561
Koei Tecmo Holdings Co. Ltd.	3,900	48,678
Koito Manufacturing Co. Ltd.	5,400	71,008
Kokuyo Co. Ltd.	2,800	48,667
Komatsu Ltd.	216,600	6,533,359
Konami Group Corp.	2,900	266,954
Kose Corp.	900	39,795
Kotobuki Spirits Co. Ltd.	3,000	43,839
K's Holdings Corp.	3,600	33,079
Kuraray Co. Ltd.	5,900	86,376
Kurita Water Industries Ltd.	2,500	87,073
Kyocera Corp.	18,800	195,140
Kyowa Kirin Co. Ltd.	5,900	87,920
Kyudenko Corp.	1,600	54,313
Kyushu Electric Power Co., Inc.	8,000	69,323
Lasertec Corp.	2,700	280,809
Lifedrink Co., Inc.	88,600	1,223,042
Lion Corp.	5,000	53,528
M3, Inc.	72,700	659,828
Mabuchi Motor Co. Ltd.	3,000	41,199
Macnica Holdings, Inc.	186,903	2,193,758
Makita Corp.	6,900	204,050
Mani, Inc.	1,700	15,816
Maruichi Steel Tube Ltd.	1,700	36,963
Maruwa Co. Ltd.	9,100	2,228,051
MatsukiyoCocokara & Co.	158,103	2,340,102
Mazda Motor Corp.	14,800	101,193
McDonald's Holdings Co. Japan Ltd.	2,200	82,957
Medipal Holdings Corp.	4,500	67,656
MEIJI Holdings Co. Ltd.	6,400	128,871
MISUMI Group, Inc.	7,800	124,844
Mitsubishi Electric Corp.	53,000	868,721
Mitsubishi Gas Chemical Co., Inc.	3,600	62,914
Mitsubishi UFJ Financial Group, Inc.	413,244	5,226,045
Mitsui Mining & Smelting Co. Ltd.	1,200	35,379
Miura Co. Ltd.	102,900	2,479,628
Money Forward, Inc. *	24,500	678,032
MonotaRO Co. Ltd.	6,900	118,877
Morinaga & Co. Ltd.	2,000	34,474
Morinaga Milk Industry Co. Ltd.	1,200	22,449
Murata Manufacturing Co. Ltd.	38,000	597,010
Nabtesco Corp.	1,900	33,974

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nagase & Co. Ltd.	1,900	35,688
NEC Networks & System Integration Corp.	1,000	21,294
NET One Systems Co. Ltd.	400	11,533
Nexon Co. Ltd.	9,300	120,816
NGK Insulators Ltd.	4,600	59,029
NHK Spring Co. Ltd.	4,200	53,531
NIDEC Corp.	18,500	319,523
Nifco, Inc.	2,200	52,577
Nihon Kohden Corp.	3,300	47,105
Nihon M&A Center Holdings, Inc.	20,900	81,564
Nintendo Co. Ltd.	31,400	2,059,986
Nippon Kayaku Co. Ltd.	3,600	29,463
Nippon Shinyaku Co. Ltd.	1,100	26,616
Nippon Shokubai Co. Ltd.	3,600	43,671
Nippon Telegraph & Telephone Corp.	463,900	456,687
Nissan Chemical Corp.	3,514	105,727
Nissin Foods Holdings Co. Ltd.	4,400	98,384
Niterra Co. Ltd.	68,300	2,252,688
Nitori Holdings Co. Ltd.	1,900	222,499
Nitto Denko Corp.	20,300	360,105
Noevir Holdings Co. Ltd.	600	17,877
NOF Corp.	6,500	86,479
NOK Corp.	2,300	34,800
Nomura Research Institute Ltd.	8,200	277,055
OBIC Business Consultants Co. Ltd.	800	40,103
Obic Co. Ltd.	7,000	209,057
OKUMA Corp.	1,000	22,556
Olympus Corp.	18,500	280,756
Ono Pharmaceutical Co. Ltd.	13,000	135,244
Open House Group Co. Ltd.	2,400	78,512
Oracle Corp. Japan	700	63,903
Organo Corp.	400	19,800
Oriental Land Co. Ltd.	30,900	694,449
Osaka Gas Co. Ltd.	6,400	125,829
OSG Corp.	2,200	24,348
Otsuka Corp.	154,114	3,474,456
Otsuka Holdings Co. Ltd.	10,200	532,615
PAL GROUP Holdings Co. Ltd.	69,700	1,537,709
PALTAC Corp.	800	22,355
Park24 Co. Ltd.	2,500	33,009
Penta-Ocean Construction Co. Ltd.	4,600	19,404
PeptiDream, Inc. *	97,800	1,342,292
Persol Holdings Co. Ltd.	46,900	71,454
Pola Orbis Holdings, Inc.	2,400	21,839
Rakus Co. Ltd.	1,700	21,115
Rakuten Bank Ltd. *	80,200	2,461,851
Recruit Holdings Co. Ltd.	40,000	2,791,687
Resorttrust, Inc.	2,000	41,923
Rinnai Corp.	2,600	57,311
Rohto Pharmaceutical Co. Ltd.	4,400	74,592
Ryohin Keikaku Co. Ltd.	89,700	2,376,766
Sankyo Co. Ltd.	277,920	3,726,601
Sanrio Co. Ltd.	102,732	3,833,476
Santen Pharmaceutical Co. Ltd.	60,400	607,794
Sanwa Holdings Corp.	148,216	4,638,862
SCREEN Holdings Co. Ltd.	1,500	104,523
SCSK Corp.	3,600	79,708
Secom Co. Ltd.	11,400	383,623
Sega Sammy Holdings, Inc.	2,800	54,194
Seino Holdings Co. Ltd.	3,700	55,854
Sekisui Chemical Co. Ltd.	8,800	145,839
SG Holdings Co. Ltd.	10,200	96,129
SHIFT, Inc. *	6,000	49,487
Shikoku Electric Power Co., Inc.	2,700	20,692
Shimadzu Corp.	7,700	223,369
Shimamura Co. Ltd.	45,810	2,606,632
Shimano, Inc.	1,700	238,554
Shin-Etsu Chemical Co. Ltd.	57,200	1,773,326
Shionogi & Co. Ltd.	16,700	245,559
SECURITY	NUMBER OF SHARES	VALUE ($)
Ship Healthcare Holdings, Inc.	104,395	1,424,789
SHO-BOND Holdings Co. Ltd.	1,400	45,367
Skylark Holdings Co. Ltd.	4,400	69,615
SMC Corp.	1,400	529,741
Socionext, Inc.	5,700	88,334
SoftBank Corp.	502,400	646,218
Sohgo Security Services Co. Ltd.	11,400	76,580
Square Enix Holdings Co. Ltd.	2,300	93,226
Stanley Electric Co. Ltd.	2,800	46,707
Subaru Corp.	63,100	1,099,164
Sugi Holdings Co. Ltd.	2,400	41,737
Sumitomo Bakelite Co. Ltd.	1,500	36,121
Sumitomo Corp.	44,800	971,275
Sumitomo Rubber Industries Ltd.	3,800	44,297
Sundrug Co. Ltd.	1,300	35,181
Suntory Beverage & Food Ltd.	32,954	1,023,628
Suzuken Co. Ltd.	77,800	2,428,398
SWCC Corp.	44,100	2,150,359
Sysmex Corp.	11,400	217,915
Taiheiyo Cement Corp.	1,900	47,852
TBS Holdings, Inc.	83,100	2,260,868
TDK Corp.	39,400	476,240
TechnoPro Holdings, Inc.	31,600	630,754
TIS, Inc.	5,500	121,612
Toei Animation Co. Ltd.	1,400	28,646
Toho Co. Ltd.	2,700	121,681
Tokyo Electron Ltd.	8,700	1,467,550
Tokyo Ohka Kogyo Co. Ltd.	96,800	2,156,850
TOPPAN Holdings, Inc.	150,889	4,234,999
Tosoh Corp.	6,200	82,490
TOTO Ltd.	3,800	92,884
Toyo Seikan Group Holdings Ltd.	2,700	40,995
Toyo Suisan Kaisha Ltd.	33,000	2,132,330
Toyo Tire Corp.	2,400	39,450
Toyoda Gosei Co. Ltd.	1,700	30,383
Toyota Boshoku Corp.	1,800	23,892
Trend Micro, Inc.	3,800	225,113
TS Tech Co. Ltd.	1,900	21,534
Tsuruha Holdings, Inc.	10,300	630,390
Unicharm Corp.	28,500	222,580
Ushio, Inc.	1,700	22,793
USS Co. Ltd.	254,852	2,285,077
Welcia Holdings Co. Ltd.	1,800	25,906
West Japan Railway Co.	7,600	139,805
Workman Co. Ltd.	1,300	36,390
Yakult Honsha Co. Ltd.	5,300	96,797
Yamaha Corp.	7,800	55,164
Yamato Holdings Co. Ltd.	7,300	87,439
Yamato Kogyo Co. Ltd.	1,000	49,486
Yamazaki Baking Co. Ltd.	2,800	50,348
Yaskawa Electric Corp.	5,600	162,586
Yokogawa Electric Corp.	62,200	1,365,359
Zenkoku Hosho Co. Ltd.	2,800	99,338
Zeon Corp.	4,000	37,184
ZOZO, Inc.	3,200	104,968
		150,779,960

Jersey 1.2%
Amcor PLC	25,599	247,812
Experian PLC	17,421	858,152
Glencore PLC *	860,823	3,719,139
TP ICAP Group PLC	842,817	2,847,648
WPP PLC	509,801	4,846,242
		12,518,993

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Luxembourg 1.5%
Allegro.eu SA *	11,367	83,419
B&M European Value Retail SA	20,273	80,938
Eurofins Scientific SE	74,366	3,989,749
InPost SA *	84,786	1,387,059
RTL Group SA	761	23,255
Samsonite International SA	26,100	76,033
Spotify Technology SA *	18,252	10,012,135
Tenaris SA	14,186	268,104
		15,920,692

Macau 0.0%
MGM China Holdings Ltd.	13,200	18,593
Sands China Ltd. *	46,000	110,585
Wynn Macau Ltd.	30,800	22,520
		151,698

Mexico 0.6%
BBB Foods, Inc., Class A *	70,454	2,185,483
Vista Energy SAB de CV, ADR *	68,232	3,681,116
		5,866,599

Netherlands 8.1%
Aalberts NV	2,597	91,666
Adyen NV *	5,922	9,558,801
Airbus SE	33,547	5,802,672
Akzo Nobel NV	61,200	3,476,039
Arcadis NV	9,542	544,758
ASM International NV	5,837	3,386,531
ASML Holding NV	19,327	14,297,401
ASR Nederland NV	86,629	4,268,818
BE Semiconductor Industries NV	1,886	240,524
CNH Industrial NV	516,292	6,649,841
CTP NV	3,130	52,083
EXOR NV	36,429	3,451,586
Ferrari NV	16,934	7,265,274
Fugro NV	13,641	217,736
Heineken NV	23,020	1,599,376
ING Groep NV, Series N	246,374	4,094,954
Just Eat Takeaway.com NV *	105,101	1,269,145
Koninklijke Ahold Delhaize NV	173,850	6,160,826
Koninklijke KPN NV	84,499	305,762
Koninklijke Philips NV *	16,499	454,750
Koninklijke Vopak NV	1,282	58,845
Pluxee NV	2,574	59,778
Prosus NV *	168,585	6,439,530
Randstad NV	2,883	124,459
Redcare Pharmacy NV *	17,698	2,219,007
Stellantis NV	48,836	652,053
STMicroelectronics NV	14,114	315,320
Universal Music Group NV	17,995	501,921
Wolters Kluwer NV	6,666	1,210,959
		84,770,415

New Zealand 0.1%
a2 Milk Co. Ltd. *	18,431	66,749
Contact Energy Ltd.	21,343	111,959
EBOS Group Ltd.	3,269	73,768
Fisher & Paykel Healthcare Corp. Ltd.	18,143	383,854
Mercury NZ Ltd.	15,149	53,859
Ryman Healthcare Ltd. *	10,456	25,718
SECURITY	NUMBER OF SHARES	VALUE ($)
Spark New Zealand Ltd.	42,705	70,108
Xero Ltd. *	2,686	302,323
		1,088,338

Norway 0.5%
Aker BP ASA	7,645	159,570
DOF Group ASA *	194,781	1,635,489
Equinor ASA	17,266	415,830
Kongsberg Gruppen ASA	2,213	262,690
Mowi ASA	9,260	185,957
Orkla ASA	15,289	141,974
Salmar ASA	39,943	2,115,599
Var Energi ASA	19,222	59,073
		4,976,182

Poland 0.2%
Dino Polska SA *	1,548	171,418
KGHM Polska Miedz SA	3,318	101,737
LPP SA	30	121,044
ORLEN SA	18,016	237,556
Powszechna Kasa Oszczednosci Bank Polski SA	77,553	1,272,390
		1,904,145

Portugal 0.0%
Jeronimo Martins SGPS SA	6,631	131,045

Republic of Korea 2.2%
Amorepacific Corp. *	833	73,959
BGF retail Co. Ltd. *	224	15,930
Cheil Worldwide, Inc.	2,093	24,666
CJ Corp.	225	14,685
Coway Co. Ltd. *	1,178	62,317
Doosan Bobcat, Inc.	1,661	54,566
Doosan Enerbility Co. Ltd. *	10,044	163,923
Douzone Bizon Co. Ltd.	29,916	1,403,159
F&F Co. Ltd. *	403	17,734
Fila Holdings Corp.	1,072	28,863
GS Engineering & Construction Corp. *	955	11,304
Hankook Tire & Technology Co. Ltd. *	2,395	67,194
Hanmi Pharm Co. Ltd.	162	27,062
Hanwha Aerospace Co. Ltd. *	547	149,870
Hanwha Vision Co. Ltd. *	563	12,374
HD Hyundai Heavy Industries Co. Ltd. *	470	99,963
HD Hyundai Infracore Co. Ltd. *	4,451	22,396
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	1,170	185,448
HL Mando Co. Ltd. *	567	17,256
HYBE Co. Ltd. *	10,780	1,663,706
Hyundai Autoever Corp.	160	15,631
Hyundai Engineering & Construction Co. Ltd.	1,199	25,525
Hyundai Glovis Co. Ltd.	794	81,114
Hyundai Mobis Co. Ltd.	2,091	377,333
Hyundai Rotem Co. Ltd. *	57,943	2,346,201
Kangwon Land, Inc. *	3,463	39,834
KB Financial Group, Inc.	8,700	545,066
KCC Corp.	61	10,371
Kia Corp.	7,877	549,640
Korea Zinc Co. Ltd.	226	127,786
Korean Air Lines Co. Ltd. *	3,906	66,313
Krafton, Inc. *	1,081	269,337
KT&G Corp.	3,142	238,269
Kumho Petrochemical Co. Ltd. *	347	25,107
LG Corp. *	2,537	130,057

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
LG Electronics, Inc.	1,791	103,190
LG Energy Solution Ltd. *	751	180,799
LG H&H Co. Ltd. *	305	64,142
LG Innotek Co. Ltd. *	318	32,289
LG Uplus Corp.	3,806	26,226
LS Corp. *	373	30,226
LS Electric Co. Ltd. *	310	48,970
NAVER Corp. *	17,818	2,638,615
NongShim Co. Ltd.	97	23,221
Orion Corp. *	618	42,943
PharmaResearch Co. Ltd.	4,248	702,551
Posco DX Co. Ltd.	1,603	20,601
S-1 Corp.	589	24,140
Samsung Biologics Co. Ltd. *	529	391,246
Samsung Electro-Mechanics Co. Ltd.	1,465	134,184
Samsung Electronics Co. Ltd.	183,813	6,564,646
Samsung SDI Co. Ltd.	933	141,366
Samsung SDS Co. Ltd.	682	56,388
Sanil Electric Co. Ltd.	33,061	1,631,186
SK Bioscience Co. Ltd. *	808	27,079
Youngone Corp. *	40,923	1,230,964
Yuhan Corp. *	1,394	123,530
		23,202,461

Singapore 1.3%
CapitaLand Integrated Commercial Trust	93,500	133,468
ComfortDelGro Corp. Ltd.	53,600	55,552
DBS Group Holdings Ltd.	143,036	4,681,843
Genting Singapore Ltd.	151,600	83,946
Keppel DC REIT	20,959	33,804
Keppel Ltd.	31,600	156,979
Mapletree Pan Asia Commercial Trust	41,400	36,667
Netlink NBN Trust	43,900	27,781
SATS Ltd.	886,100	2,205,364
Sea Ltd., ADR *	21,372	2,602,896
Singapore Airlines Ltd.	19,800	92,365
Singapore Exchange Ltd.	52,900	475,966
Singapore Technologies Engineering Ltd.	27,500	97,604
Singapore Telecommunications Ltd.	144,300	352,577
UOL Group Ltd.	7,500	27,971
Venture Corp. Ltd.	205,936	1,911,171
		12,975,954

South Africa 0.1%
Impala Platinum Holdings Ltd. *	173,971	954,869

Spain 1.0%
Aena SME SA	1,510	325,194
Amadeus IT Group SA	34,813	2,547,530
Endesa SA	92,480	2,047,352
Fluidra SA	69,555	1,785,826
Indra Sistemas SA	97,640	1,871,386
Industria de Diseno Textil SA	33,630	1,825,457
International Consolidated Airlines Group SA	37,289	155,498
Telefonica SA	74,293	302,692
		10,860,935

Sweden 2.8%
AAK AB	95,546	2,777,013
Alfa Laval AB	6,602	294,295
Atlas Copco AB, A Shares	60,942	1,018,082
Atlas Copco AB, B Shares	111,514	1,657,834
Axfood AB	2,777	59,608
Beijer Ref AB	54,105	802,856
SECURITY	NUMBER OF SHARES	VALUE ($)
Boliden AB	3,574	107,346
BoneSupport Holding AB *	45,607	1,429,553
Camurus AB *	11,121	596,060
Epiroc AB, A Shares	13,553	258,271
Epiroc AB, B Shares	7,270	121,368
Essity AB, B Shares	8,659	219,296
Evolution AB	4,422	339,254
Getinge AB, B Shares	3,061	60,109
H & M Hennes & Mauritz AB, B Shares	10,961	146,031
Hemnet Group AB	66,299	2,203,088
Holmen AB, B Shares	1,511	57,253
Husqvarna AB, B Shares	4,847	25,811
Industrivarden AB, A Shares	6,809	241,758
Industrivarden AB, C Shares	8,943	316,002
Indutrade AB	4,898	134,838
Investment AB Latour, B Shares	2,541	66,436
Investor AB, A Shares	27,888	794,635
Investor AB, B Shares	101,130	2,879,800
Kinnevik AB, Class B *	86,398	682,068
Lifco AB, B Shares	3,631	119,067
Saab AB, B Shares	5,638	121,875
Sandvik AB	123,125	2,540,438
Securitas AB, B Shares	7,413	94,316
SKF AB, B Shares	186,544	3,767,774
SSAB AB, A Shares	6,952	33,399
SSAB AB, B Shares	12,496	58,946
Sweco AB, B Shares	2,944	46,009
Tele2 AB, B Shares	9,224	102,616
Telefonaktiebolaget LM Ericsson, B Shares	37,788	284,539
Telia Co. AB	34,193	100,626
Trelleborg AB, B Shares	5,286	199,030
Volvo AB, A Shares	2,677	73,846
Volvo AB, B Shares	106,309	2,929,175
Volvo Car AB, B Shares *	14,233	32,219
Yubico AB *	65,218	1,516,301
		29,308,841

Switzerland 5.8%
ABB Ltd.	41,567	2,263,422
Adecco Group AG	3,306	78,702
Alcon AG	10,040	916,189
Bachem Holding AG	929	59,147
Belimo Holding AG	2,379	1,736,048
BKW AG	311	53,059
Chocoladefabriken Lindt & Spruengli AG	2	226,365
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	24	275,690
Cie Financiere Richemont SA, Class A	10,200	1,971,849
Clariant AG *	3,416	38,451
Coca-Cola HBC AG *	5,572	193,428
DKSH Holding AG	816	64,151
Emmi AG	55	47,888
EMS-Chemie Holding AG	219	155,029
Flughafen Zurich AG	394	94,853
Geberit AG	980	546,613
Georg Fischer AG	20,501	1,614,577
Givaudan SA	137	599,746
Holcim AG *	21,765	2,181,374
Kuehne & Nagel International AG	1,036	235,413
Landis & Gyr Group AG *	22,522	1,539,448
Logitech International SA	4,511	446,549
Lonza Group AG	1,818	1,152,780
Nestle SA	77,592	6,590,713
Novartis AG	105,947	11,090,189
Partners Group Holding AG	1,579	2,398,737
Roche Holding AG	32,142	10,104,535
Roche Holding AG, Bearer Shares	942	313,268
Sandoz Group AG	7,459	357,117

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Schindler Holding AG	596	167,618
Schindler Holding AG, Participation Certificates	4,677	1,351,456
SGS SA	3,217	312,494
Siegfried Holding AG *	2,258	2,536,191
SIG Group AG *	5,788	126,227
Sonova Holding AG	1,070	373,305
Straumann Holding AG	3,015	427,574
Sunrise Communications AG, Class A *	18,405	921,715
Swatch Group AG	1,484	54,166
Swatch Group AG, Bearer Shares	17,445	3,231,874
Swisscom AG	588	330,891
Swissquote Group Holding SA	5,365	2,329,038
Tecan Group AG	311	79,839
VAT Group AG	746	286,583
		59,874,301

Taiwan 2.6%
ASPEED Technology, Inc.	16,000	1,687,511
Elite Material Co. Ltd.	97,000	1,780,529
King Yuan Electronics Co. Ltd.	641,000	2,145,048
Kinik Co.	158,000	1,432,717
Lai Yih Footwear Co. Ltd.	197,000	2,955,758
Lotes Co. Ltd.	42,000	2,366,395
Nien Made Enterprise Co. Ltd.	46,000	603,856
Parade Technologies Ltd.	92,000	1,947,834
Taiwan Semiconductor Manufacturing Co. Ltd.	318,000	10,612,641
Tong Yang Industry Co. Ltd.	425,000	1,389,379
		26,921,668

Thailand 0.0%
Thai Beverage PCL	148,600	58,420

Turkey 0.1%
Migros Ticaret AS	81,894	1,334,240

United Kingdom 9.7%
3i Group PLC	64,661	3,106,528
Admiral Group PLC	14,049	469,384
Airtel Africa PLC	32,597	58,039
Antofagasta PLC	6,741	142,939
Ashtead Group PLC	26,400	1,720,538
Associated British Foods PLC	8,176	191,846
AstraZeneca PLC	30,854	4,331,148
AstraZeneca PLC, ADR	77,628	5,492,957
Auto Trader Group PLC	25,624	249,574
BAE Systems PLC	74,848	1,131,419
Balfour Beatty PLC	386,055	2,226,770
Beazley PLC	41,710	430,669
Berkeley Group Holdings PLC	1,637	78,322
BP PLC	283,431	1,466,271
British American Tobacco PLC	33,773	1,339,975
BT Group PLC	108,767	190,631
Bunzl PLC	7,100	302,223
Burberry Group PLC	5,876	85,879
Centrica PLC	164,300	288,758
CK Hutchison Holdings Ltd.	36,000	181,285
Compass Group PLC	65,778	2,266,339
ConvaTec Group PLC	27,731	84,550
Diageo PLC	82,300	2,451,751
Diploma PLC	56,756	3,177,922
Fresnillo PLC	3,803	32,551
GSK PLC	89,844	1,565,044
Halma PLC	7,266	272,194
SECURITY	NUMBER OF SHARES	VALUE ($)
Hargreaves Lansdown PLC	26,388	359,613
Hikma Pharmaceuticals PLC	3,824	108,672
Hiscox Ltd.	18,036	244,426
Howden Joinery Group PLC	10,970	110,880
IMI PLC	5,712	141,328
Imperial Brands PLC	18,839	635,395
InterContinental Hotels Group PLC	4,425	590,035
Intermediate Capital Group PLC	97,681	2,846,294
Intertek Group PLC	3,676	231,840
J Sainsbury PLC	34,322	107,797
JD Sports Fashion PLC	1,788,389	1,962,576
Just Group PLC	456,341	934,730
Kingfisher PLC	33,476	101,701
Lloyds Banking Group PLC	5,690,610	4,375,306
Marex Group PLC	34,166	1,219,385
Marks & Spencer Group PLC	444,408	1,841,006
Melrose Industries PLC	21,788	164,436
Mondi PLC	11,152	173,589
Next PLC	2,392	294,000
Ocado Group PLC *	270,044	1,000,173
Pearson PLC	15,342	254,536
Prudential PLC	477,800	3,976,219
Reckitt Benckiser Group PLC	75,398	4,985,975
RELX PLC	44,842	2,226,693
Rightmove PLC	25,143	206,900
Rio Tinto PLC	29,701	1,788,650
Rolls-Royce Holdings PLC *	170,120	1,268,439
Schroders PLC	910,092	3,974,374
Shell PLC	263,877	8,664,330
Smith & Nephew PLC	214,532	2,720,507
Smiths Group PLC	91,627	2,333,756
Spirax Group PLC	1,354	134,619
SSE PLC	18,830	379,340
St. James's Place PLC	217,218	2,820,713
Taylor Wimpey PLC	78,360	116,051
TechnipFMC PLC	33,891	1,018,425
Tesco PLC	109,167	502,429
Unilever PLC	55,843	3,198,521
United Utilities Group PLC	12,786	161,553
Vodafone Group PLC	2,748,726	2,341,763
Watches of Switzerland Group PLC *	262,160	1,854,788
Weir Group PLC	97,578	2,910,828
Wise PLC, Class A *	180,916	2,492,571
		101,110,668

United States 2.3%
ACADIA Pharmaceuticals, Inc. *	5,395	100,671
Coupang, Inc., Class A *	126,527	2,974,650
Ginkgo Bioworks Holdings, Inc. *	4,504	60,173
GQG Partners, Inc.	44,768	59,150
Insmed, Inc. *	7,418	568,070
MercadoLibre, Inc. *	5,931	11,400,509
Moderna, Inc. *	24,580	968,944
NVIDIA Corp.	37,249	4,472,487
Primo Brands Corp.	69,746	2,257,678
SolarEdge Technologies, Inc. *	7,125	93,338
Tesla, Inc. *	1,415	572,509
		23,528,179
Total Common Stocks (Cost $860,875,179)		989,401,132

PREFERRED STOCKS 0.4% OF NET ASSETS

Brazil 0.1%
Marcopolo SA	820,100	1,168,955

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Germany 0.0%
FUCHS SE	2,053	93,315
Henkel AG & Co. KGaA	4,824	421,472
		514,787

Republic of Korea 0.3%
LG Chem Ltd. *	109	10,374
Samsung Electronics Co. Ltd.	105,990	3,110,857
		3,121,231
Total Preferred Stocks (Cost $6,797,090)		4,804,973

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(b)	344	1,643
Total Warrants (Cost $0)		1,643

INVESTMENT COMPANIES 2.4% OF NET ASSETS

United States 2.4%
Schwab Emerging Markets Equity ETF (c)	927,230	24,998,121
Total Investment Companies (Cost $26,678,371)		24,998,121

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 2.0% OF NET ASSETS

Money Market Funds 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33% (d)	20,492,712	20,492,712
Total Short-Term Investments (Cost $20,492,712)		20,492,712
Total Investments in Securities (Cost $914,843,352)		1,039,698,581

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/21/25	137	16,237,925	225,003

SETTLEMENT DATE	COUNTERPARTY	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED	UNREALIZED APPRECIATION (DEPRECIATION) ($)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
03/10/25	Wells Fargo Bank NA	AUD	1,885,000	USD	1,173,567	(1,509)
03/10/25	Citibank N.A.	AUD	9,367,000	USD	5,803,456	20,772
03/10/25	UBS AG	CAD	1,773,000	USD	1,232,588	(10,860)
03/10/25	State Street Bank & Trust Co.	CHF	4,351,000	USD	4,801,305	(5,570)
03/10/25	Wells Fargo Bank NA	CHF	556,000	USD	614,896	(2,064)
03/10/25	HSBC Bank USA	DKK	11,577,000	USD	1,604,256	8,247
03/10/25	Wells Fargo Bank NA	EUR	757,000	USD	780,640	5,908
03/10/25	State Street Bank & Trust Co.	EUR	4,464,000	USD	4,610,339	27,903
03/10/25	Citibank N.A.	GBP	5,039,000	USD	6,196,710	50,473
03/10/25	Morgan Stanley & Co.	NOK	25,146,000	USD	2,205,085	16,466
03/10/25	Barclays Bank PLC	NZD	2,145,000	USD	1,201,174	9,411
03/10/25	Wells Fargo Bank NA	SEK	6,762,000	USD	614,878	(3,769)
03/10/25	HSBC Bank USA	SEK	51,326,000	USD	4,622,302	16,238
03/10/25	Wells Fargo Bank NA	SGD	1,067,000	USD	781,877	4,375
03/10/25	UBS AG	USD	10,826,371	CAD	15,548,000	112,653
03/10/25	JP Morgan Chase Bank	USD	410,570	EUR	394,000	1,191
03/10/25	Wells Fargo Bank NA	USD	7,636,259	JPY	1,197,079,000	(112,235)
03/10/25	Barclays Bank PLC	USD	781,875	JPY	121,666,000	(5,649)
03/10/25	HSBC Bank USA	USD	616,284	NOK	6,969,000	600
03/10/25	State Street Bank & Trust Co.	USD	1,204,160	NZD	2,145,000	(6,425)
03/10/25	Citibank N.A.	USD	1,366,332	SEK	15,197,000	(7,082)
03/10/25	Wells Fargo Bank NA	USD	7,215,359	SGD	9,856,000	(47,345)
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						71,729

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	Security is traded on separate exchanges for the same issuer.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the annualized 7-day yield.

ADR —	American Depositary Receipt
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

AUD —	Australian Dollar
CAD —	Canadian Dollar
CHF —	Swiss Franc
DKK —	Danish Krone
EUR —	Euro
GBP —	British Pound
JPY —	Japanese Yen
NOK —	Norwegian Krone
NZD —	New Zealand Dollar
SEK —	Swedish Krona
SGD —	Singapore Dollar
USD —	U.S. Dollar

Below is a summary of the fund’s transactions with affiliated issuers during the period ended January 31, 2025:
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DIVIDENDS RECEIVED (a)
COMMON STOCKS 2.4% OF NET ASSETS

United States 2.4%
Schwab Emerging Markets Equity ETF	$18,816,840	$7,251,480	$—	$—	($1,070,199 )	$24,998,121	927,230	$632,314
Total	$18,816,840	$7,251,480	$—	$—	($1,070,199 )	$24,998,121		$632,314

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the affiliated underlying fund.

Schwab International Opportunities Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$—	$127,321,612	$—	$127,321,612
Austria	153,666	1,010,774	—	1,164,440
Belgium	798,932	1,977,611	—	2,776,543
Brazil	8,957,659	—	—	8,957,659
Canada	66,871,052	—	—	66,871,052
China	4,380,238	17,800,058	—	22,180,296
Denmark	48,147	21,028,528	—	21,076,675
Finland	1,033,668	5,041,243	—	6,074,911
France	1,035,853	90,927,093	—	91,962,946
Germany	1,273,098	84,013,877	—	85,286,975
Guernsey	2,363,662	—	—	2,363,662
India	1,724,798	17,167,869	—	18,892,667
Ireland	5,229,833	9,997,236	—	15,227,069
Israel	12,992,043	1,498,270	—	14,490,313
Japan	167,035	150,612,925	—	150,779,960
Jersey	2,847,648	9,671,345	—	12,518,993
Luxembourg	10,012,135	5,908,557	—	15,920,692
Mexico	5,866,599	—	—	5,866,599
Netherlands	12,862,750	71,907,665	—	84,770,415
New Zealand	169,594	918,744	—	1,088,338
Norway	2,301,556	2,674,626	—	4,976,182
Poland	171,418	1,732,727	—	1,904,145
Portugal	131,045	—	—	131,045
Singapore	2,630,677	10,345,277	—	12,975,954
Sweden	262,850	29,045,991	—	29,308,841
Switzerland	1,585,612	58,288,689	—	59,874,301
United Kingdom	11,245,365	89,865,303	—	101,110,668
United States	23,469,029	59,150	—	23,528,179
Preferred Stocks [1]	—	3,121,231	—	3,121,231
Brazil	1,168,955	—	—	1,168,955
Germany	421,472	93,315	—	514,787
Warrants
Canada	—	—	1,643	1,643
Investment Companies [1]	24,998,121	—	—	24,998,121
Short-Term Investments [1]	20,492,712	—	—	20,492,712
Futures Contracts [2]	225,003	—	—	225,003
Forward Foreign Currency Exchange Contracts [2]	—	274,237	—	274,237
Liabilities
Forward Foreign Currency Exchange Contracts [2]	—	(202,508)	—	(202,508)
Total	$227,892,225	$812,101,445	$1,643	$1,039,995,313

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab International Opportunities Fund
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value (NAV) of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held, which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close

Schwab International Opportunities Fund
Notes to Portfolio Holdings (Unaudited) (continued)

hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of January 31, 2025, are disclosed in the fund’s Portfolio Holdings.
REG87632JAN25